Stockholders' Deficit - Schedule of Shares of Common Stock are Reserved for Future Issuance (Details) - shares	Sep. 30, 2025	Dec. 31, 2024
Schedule of Shares of Common Stock are Reserved for Future Issuance [Line Items]
Common stock reserved for future issuance	6,501,895	5,934,289
Warrants [Member]
Schedule of Shares of Common Stock are Reserved for Future Issuance [Line Items]
Common stock reserved for future issuance		5,465,249
Convertible Notes Payable [Member]
Schedule of Shares of Common Stock are Reserved for Future Issuance [Line Items]
Common stock reserved for future issuance		464,217
Stock options issued and outstanding under Old Nukk equity incentive plan [Member]
Schedule of Shares of Common Stock are Reserved for Future Issuance [Line Items]
Common stock reserved for future issuance		4,823